Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

(10) Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following as of December 31, 2015 and 2014 (in millions):

	2015	2014
Accounts payable	$42.9	$38.9
Deferred income	1.5	1.8
Dividends payable	0.5	5.5
Accrued expenses	27.4	20.6
Accrued termination benefits	0.6	12.5
Other liabilities	—	21.8
Accounts payable and accrued liabilities	$72.9	$101.1